DERIVATIVE LIABILITES (Tables)	6 Months Ended
Jun. 30, 2014
Derivative Liability [Abstract]
ScheduleOfDerivativesWarrantsLiabilites [Table Text Block]
Activity for derivative warrant liabilities during the six months ended June 30, 2014, was as follows:

		Initial valuation
		of derivative	Increase
		liabilities upon	in
	Balance at	issuance of new	fair value of		Balance at
	December 31,	warrants during	derivative	Exercise of	June 30,
	2013	the period	liability	warrants	2014
Derivative warrant instruments	$-	$449,624	$3,388,014	-	$3,837,638